NOTES PAYABLE Demand Notes payable (Details 3) - Convertible Debt [Member]	3 Months Ended
Jun. 30, 2018 USD ($)
At Issuance	$ 1,411,568
Fair value adjustment	44,087
Ending balance at June 30, 2018	1,455,655
Beneficial conversion [Member]
At Issuance	368,936
Fair value adjustment	60,304
Ending balance at June 30, 2018	429,240
Antidilution [Member]
At Issuance	1,042,632
Fair value adjustment	(16,217)
Ending balance at June 30, 2018	$ 1,026,415